Revenue by destination and product - Consolidated sales revenue by destination (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Sales revenue (%)	100.00%	100.00%	100.00%
Consolidated sales revenue	$ 53,658	$ 54,041	$ 55,554
Greater China
Disclosure of geographical areas [line items]
Sales revenue (%)	57.40%	59.60%	54.30%
Consolidated sales revenue	$ 30,814	$ 32,193	$ 30,172
US
Disclosure of geographical areas [line items]
Sales revenue (%)	16.80%	13.90%	15.90%
Consolidated sales revenue	$ 9,007	$ 7,516	$ 8,823
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue (%)	6.90%	7.20%	7.10%
Consolidated sales revenue	$ 3,718	$ 3,881	$ 3,937
Japan
Disclosure of geographical areas [line items]
Sales revenue (%)	6.50%	6.90%	7.40%
Consolidated sales revenue	$ 3,470	$ 3,727	$ 4,091
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue (%)	4.80%	5.30%	6.50%
Consolidated sales revenue	$ 2,580	$ 2,859	$ 3,618
Canada
Disclosure of geographical areas [line items]
Sales revenue (%)	2.90%	2.90%	3.10%
Consolidated sales revenue	$ 1,562	$ 1,588	$ 1,743
Australia
Disclosure of geographical areas [line items]
Sales revenue (%)	2.00%	1.70%	1.90%
Consolidated sales revenue	$ 1,076	$ 923	$ 1,047
UK
Disclosure of geographical areas [line items]
Sales revenue (%)	0.30%	0.10%	0.30%
Consolidated sales revenue	$ 143	$ 81	$ 182
Other countries
Disclosure of geographical areas [line items]
Sales revenue (%)	2.40%	2.40%	3.50%
Consolidated sales revenue	$ 1,288	$ 1,273	$ 1,941